Income Taxes (Income Tax Components) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 18,201	$ 8,231	$ 862
State	2,921	1,274	432
Foreign	2,645	1,465	412
Total Current	23,767	10,970	1,706
Deferred:
Federal	5,617	3,818	2,260
State	565	416	0
Foreign	(822)	(261)	(212)
Total Deferred	5,360	3,973	2,048
Change in Valuation Allowance	246	454	215
Total	$ 29,373	$ 15,397	$ 3,969